Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net income	$ 1,670,000	$ 10,311,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for Loan, Lease, and Other Losses	157,000	2,475,000
Depreciation expense	530,000	437,000
Amortization, net	461,000	408,000
Accretion of deferred loan fees and costs, net	(564,000)	(1,944,000)
Deferred income taxes	351,000	(222,000)
Stock-based compensation expense	225,000	511,000
Net gain on loans sold	(6,696,000)	(12,500,000)
Loans held for sale-originations	(341,160,000)	(521,710,000)
Loans held for sale-proceeds	420,698,000	508,811,000
Gain on the sale of SBA loans	(468,000)	(310,000)
Increase in the cash surrender value of bank-owned life insurance	(103,000)	(89,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(40,000)	(323,000)
Prepaid expenses and other assets	(2,835,000)	(2,085,000)
Accrued interest payable	522,000	410,000
Accrued expenses and other liabilities	(84,000)	3,582,000
Net Cash Provided by (Used in) Operating Activities	73,130,000	(12,238,000)
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(1,780,000)	(2,133,000)
Redemption of interest-earning time deposits	3,701,000	6,224,000
Principal repayments on investment securities available for sale	647,000	1,004,000
Net decrease (increase) in loans receivable	18,926,000	(218,119,000)
Purchase of Federal Home Loan Bank stock	(2,980,000)	(10,980,000)
Redemption of Federal Home Loan Bank stock	8,107,000	6,557,000
Purchase of premises and equipment	(688,000)	(560,000)
Net Cash Provided by (Used in) Investing Activities	25,933,000	(218,007,000)
Cash Flows from Financing Activities
Net increase in demand deposits, money markets, and savings accounts	64,559,000	84,041,000
Net increase in certificate accounts	17,892,000	18,041,000
(Decrease) increase in advances from borrowers for taxes and insurance	(456,000)	1,330,000
Proceed from (repayment of) Federal Home Loan Bank short-term borrowings	(93,140,000)	72,689,000
Proceeds from Federal Home Loan Bank long-term borrowings	20,000,000	79,000,000
Repayment of Federal Home Loan Bank long-term borrowings	(57,000,000)	(36,171,000)
(Repayment of) proceeds from Federal Reserve Bank short-term borrowings	(7,000,000)	3,105,000
Net proceeds from subordinated debt	13,742,000	0
Contribution of shares to ESOP	150,000	0
Proceeds from issuance unallocated shares from authorized shares	1,645,000	2,383,000
Purchase of treasury stock	(433,000)	(49,000)
Proceeds from the reissuance of treasury stock under 401(k) Plan	289,000	100,000
Proceeds from the exercise of stock options	932,000	261,000
Dividends paid	(1,154,000)	(1,018,000)
Noncontrolling interest capital distribution	(865,000)	(279,000)
Net Cash (Used in) Provided by Financing Activities	(40,829,000)	223,433,000
Net Increase (Decrease) in Cash and Cash Equivalents	58,234,000	(6,812,000)
Cash and Cash Equivalents – Beginning of Year	3,893,000	10,705,000
Cash and Cash Equivalents – End of Year	62,127,000	3,893,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	25,785,000	8,367,000
Cash payments for income taxes	2,659,000	2,900,000
Initial recognition of operating lease right-of use assets	1,510,000	1,050,000
Initial recognition of operating lease obligations	$ 1,510,000	$ 1,050,000